Income Taxes- Components of Loss Before Taxes (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 02, 2021	Dec. 31, 2022
Income Taxes
Financial Designation, Predecessor and Successor [Fixed List]	Successor				Predecessor	Successor
Domestic		$ (57,938)			$ (146,400)	$ (1,559,695)
Total		$ (57,938)	$ (52,158)	$ (60,790)	$ (146,400)	$ (1,559,695)